Loans and asset quality - Information about Past Due Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 171	$ 156
Total Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	68	79
Total Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	72	46
Total Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	31	31
30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	148	147
30 to 59 Days Past Due | Total Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	57	79
30 to 59 Days Past Due | Total Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	69	45
30 to 59 Days Past Due | Total Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	22	23
60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	18	3
60 to 89 Days Past Due | Total Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	11	0
60 to 89 Days Past Due | Total Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2	0
60 to 89 Days Past Due | Total Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	3
Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5	6
Equal to Greater than 90 Days Past Due | Total Domestic | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	0	0
Equal to Greater than 90 Days Past Due | Total Domestic | Wealth management loans and mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	1	1
Equal to Greater than 90 Days Past Due | Total Domestic | Other residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 4	$ 5